10. Related Party Transactions and Balances: Schedule of Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Short-term employee benefits:
Consulting fees	$ 195,164	$ 463,602
Salary and benefits	476,763	180,420
Short-term employee benefits	671,927	644,022
Share-based compensation	1,403,282	1,651,395
Total	$ 2,075,209	$ 2,295,417